Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
33.	Subsequent Events

The following events have arisen since the end of the reporting period:

Merger between Sayona Mining Limited and Piedmont Lithium Inc.

On 18 November 2024, Sayona Mining Limited (“Sayona” and subsequently “Elevra”), Shock MergeCo Inc., a wholly owned subsidiary of Sayona (“Merger Sub”), and Piedmont Lithium Inc. (“Piedmont”) entered into a Merger Agreement to combine Sayona and Piedmont. The merger was approved by Sayona shareholders at the Company’s Extraordinary General Meeting on 31 July 2025. Piedmont stockholders subsequently approved the merger at their Special Meeting on 23 August 2025 (Australian time). Completion of the merger occurred on 30 August 2025 (Australian time).

The identifiable assets and liabilities of Piedmont at the date of acquisition include inputs (including a corporate head office, offtake agreement, and customer contracts) and an organised workforce. The Group has determined that the acquired inputs and processes significantly contribute to the ability to create revenue. The Group has concluded that the acquired set is a business.

The acquisition method of accounting has been applied to recognise the merger in accordance with IFRS 3 Business Combinations, with Sayona considered as the accounting acquirer and Piedmont as the accounting acquiree. In identifying Sayona as the acquiring entity for accounting purposes, management considered the terms of exchange of equity interests, the entity that is issuing the equity interests, the relative voting rights in the combined entity after the business combination, and the composition of the governing body and senior management of the combined entity. In assessing the size of each of the companies, management evaluated various metrics, including revenue, profit before taxation, total assets and market capitalisation. Accordingly, consideration paid by Sayona to complete the merger has been allocated to identifiable assets and liabilities of Piedmont based on estimated fair values at the date of the transaction.

As the merger was completed subsequent to year end, the amounts of revenue and profit or loss of Piedmont have not been included in the Consolidated Statement of Profit or Loss and Consolidated Statement of Comprehensive Income for the year ended 30 June 2025. In addition, the results of the acquiree from acquisition date to the date of this report have not been included within this note as management believe it would be impractical to do so.

(a)	Consideration transferred

The following table summarises the preliminary fair value of each major class of consideration transferred:

$‘000
Equity instruments issued	300,706
Other merger consideration attributable to outstanding Piedmont equity awards (1)	4,209
Total consideration transferred (2)	304,915

(1)	Other merger consideration has been measured on a provisional basis, pending completion of an independent valuation.
(2)
Total consideration transferred comprises the buy-out of the non-controlling interest in Sayona Québec and settlement of the pre-existing contractual arrangement between Piedmont and Sayona. The allocation of consideration across each component has yet to be determined. Refer to section (c) below.

Equity instruments issued

The following table summarises the total value of equity instruments issued:

Number of Piedmont common stock on issue on date of acquisition (#)	21,946,069
Exchange ratio (per share of Piedmont common stock) (#)	527
Number of Sayona ordinary shares issued (#)	11,565,602,304
Closing price of Sayona ordinary shares traded on the ASX on date of acquisition ($)	0.026
Total value of equity instruments issued ($’000)	300,706

Other merger consideration attributable to outstanding Piedmont equity awards

In accordance with the terms of the Merger Agreement, the Group exchanged equity rights held by employees of Piedmont (acquiree awards) for equity rights in Elevra (replacement awards). At the date of acquisition, acquiree awards subject to performance conditions were reviewed and assessed at the discretion of the Board. Upon merger completion, all replacement awards are subject to service conditions only.

(b)	Merger transaction costs

At the date of acquisition, the Group had incurred merger transaction costs of $21.8 million, including legal fees and due diligence costs.

Merger between Sayona Mining Limited and Piedmont Lithium Inc. (continued)

(c)	Purchase price allocation

Given the timing of merger completion relative to the release of this report and the detailed exercise required to appropriately recognise its impacts, the Group believe it is impractical to disclose the following information at this time:

•	the amounts recognised at the date of acquisition for each major class of assets acquired and liabilities assumed;
•	the calculation of gain on bargain purchase or goodwill recognised;
•	the buy-out of the non-controlling interest in Sayona Québec; and
•	the fair value associated with settlement of the pre-existing contractual arrangement between Piedmont and Sayona.

The following items are material to the calculation of the gain on bargain purchase or goodwill recognised:

Buy-out of non-controlling interest in Sayona Québec

Prior to merger completion, Sayona Inc., a subsidiary of Sayona, held a 75 per cent interest in Sayona Québec Inc., with Piedmont Lithium Québec Holdings Inc., a subsidiary of Piedmont, holding the remaining non-controlling interest of 25 per cent. The acquisition of Piedmont by Sayona resulted in the buy-out of the non-controlling interest in Sayona Québec, which is treated as an equity transaction in accordance with IFRS 10 Consolidated Financial Statements.

Settlement of pre-existing contractual arrangement

Prior to the acquisition of Piedmont by Sayona, the parties entered into a supply contract under which Sayona sold spodumene concentrate to Piedmont. At the date of acquisition, the fair value of the contract will be determined by reference to terms for current market transactions for the same or similar items. Consequently, the acquisition of Piedmont by Sayona will result in the settlement of a pre-existing contractual arrangement, and the allocation of purchase consideration to the settlement of this pre-existing contractual arrangement. For the purposes of preparing the consolidated financial statements, any value attributable to the settlement of this pre-existing contractual arrangement will be set off against the gain on bargain purchase given the transaction is between Piedmont and Sayona.

Conditional placement to Resource Capital Fund VIII L.P.

On 19 November 2024, the Group entered into a Subscription Agreement with Resource Capital Fund VIII L.P. (RCF) to raise approximately $69 million (before costs) through the issue of 2,156,250,000 ordinary shares in the Company at an issue price of $0.0320 per ordinary share, subject to completion of the proposed merger with Piedmont Lithium Inc. (“Conditional Placement”). On 31 July 2025, Sayona shareholders approved the Conditional Placement to RCF. On 12 August 2025, the Company and RCF agreed to extend the Subscription Agreement until 31 December 2025. As part of the extension, RCF agreed to subscribe to a further 1,200,000,000 options (“New Options”) to be issued in two tranches:

•	The first tranche of options to be issued shall be such number of options that results in RCF holding a 9.99 per cent interest in the issued share capital of the Company (Tranche 1 Options); and
•
Subject to obtaining all applicable regulatory approvals, the second tranche of options to be issued shall be such number of options that is 1,200,000,000 less the Tranche 1 Options (Tranche 2 Options).

The exercise price of the New Options is $0.0320, a 14 per cent premium to the closing share price on 11 August 2025 and the same price as the issue price under the Conditional Placement, and within the Company’s existing placement capacity under ASX Listing Rule 7.1. If all New Options are exercised in full, the total value of the placement will be approximately $38 million.

On 4 September 2025, the Company issued 2,156,250,000 ordinary shares to RCF for aggregate gross proceeds of $69 million (before costs), in accordance with the terms of the Subscription Agreement. At the date of this report, neither tranche of options has been exercised by RCF.

Share consolidation

On 22 September 2025, the Company consolidated the number of shares on issue on a 150:1 basis, resulting in the conversion of every 150 shares into one share. In addition, the number of options and rights on issue were consolidated on a 150:1 basis. The exercise price of the options and rights were adjusted in inverse proportion to the consolidation ratio.

Change of company name

The name of the Company was changed from Sayona Mining Limited to Elevra Lithium Limited, effective from 16 September 2025.

No other matters or circumstances have arisen since the end of the reporting period that have significantly affected or may significantly affect the operations, results of operations or state of affairs of the Group in subsequent periods.